GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
MEDIUM-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the third and fifth bullet points are deleted in their entirety and replaced with the following, respectively:
•
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “BBB” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
•
The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 15% of the Fund’s total market value.
II.  PORTFOLIO MANAGER UPDATES FOR THE MEDIUM-DURATION BOND FUND AND STRATEGIC ALTERNATIVES FUND
Effective December 31, 2021, Michael Swell no longer served as a portfolio manager for Goldman Sachs Asset Management, L.P. (“GSAM”). All references to Mr. Swell are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the MDBF, on page 84, the disclosure for GSAM is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Ashish Shah Managing Director and Chief Investment Officer	Since January 2019
Ron Arons Managing Director, Senior Portfolio Manager	Since December 2021
In the section “Sub-Advisers and Portfolio Managers” for the Strategic Alternatives Fund (“SAF”), beginning on page 101, the disclosure for GSAM is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Paul Seary, CFA Senior Portfolio Manager	Since April 2021
Ron Arons Managing Director, Senior Portfolio Manager	Since December 2021
i

In the section “Sub-Advisers” for the MDBF, on page 193, the disclosure pertaining to GSAM is deleted in its entirety and replaced with the following:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Medium-Duration Bond Fund. As of December 31, 2021, GSAM, along with its investment advisory affiliates, had approximately $2.2 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. The Fixed Income Portfolio Management Team is responsible for managing GSAM’s portion of the Medium-Duration Bond Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Medium-Duration Bond Fund’s portfolio account resides with Ashish Shah, Managing Director and Chief Investment Officer for the Goldman Sachs Asset Management public investing organization, and Ron Arons, Managing Director, Senior Portfolio Manager. Mr. Shah joined GSAM in 2018, and prior to this, he was the Head of Fixed Income and Chief Investment Officer of Global Credit at AllianceBernstein from 2010 to 2018. Mr. Arons joined GSAM in 2010 as Managing Director.
In the section “Sub-Advisers” for the SAF, beginning on page 195, the disclosure pertaining to GSAM is deleted in its entirety and replaced with the following:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Strategic Alternatives Fund. As of December 31, 2021, GSAM, along with its investment advisory affiliates, had approximately $2.2 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. There are seven investment strategy teams within the Global Fixed Income and Liquidity Solutions Team that are responsible for managing GSAM’s portion of the Strategic Alternatives Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Strategic Alternatives Fund’s portfolio account resides with Ron Arons, Managing Director, Senior Portfolio Manager, and Paul Seary, CFA, Senior Portfolio Manager. Mr. Arons joined GSAM in 2010, and Mr. Seary has served as a portfolio manager for GSAM since 2009.
III.  PORTFOLIO MANAGER CHANGE FOR THE DEFENSIVE MARKET STRATEGIES® FUND
In the section “Investment Adviser and Portfolio Managers” for the Defensive Market Strategies® Fund (“DMSF”), on page 109, the disclosure for American Century Investment Management, Inc. (“American Century”) is deleted in its entirety and replaced with the following:

American Century Investment Management, Inc.
Phillip N. Davidson, CFA Senior Vice President and Executive Portfolio Manager	Since September 2011
Paul Howanitz, CFA Portfolio Manager and Senior Investment Analyst	Since February 2022
Michael Liss, CFA, CPA Vice President and Senior Portfolio Manager	Since September 2011
Kevin Toney, CFA Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since September 2011
Brian Woglom, CFA Vice President and Senior Portfolio Manager	Since April 2019
ii

In the section “Sub-Advisers” for the DMSF, on page 197, the disclosure pertaining to American Century is deleted in its entirety and replaced with the following:
American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century has been a privately-controlled investment manager since 1958. As of December 31, 2021, the firm had assets under management of approximately $246.9 billion. American Century uses a team approach to manage the firm’s assigned portion of the Defensive Market Strategies Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager; Paul Howanitz, CFA, Portfolio Manager and Senior Investment Analyst; Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager; Kevin Toney, CFA, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager; and Brian Woglom, CFA, Vice President and Senior Portfolio Manager. Each member of the team has more than five years of experience with American Century.
IV.  SUB-ADVISER NAME CHANGE FOR THE GLOBAL IMPACT FUND
Effective January 3, 2021, Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC.  All references to Janus Capital Management LLC are deleted in their entirety and replaced with Janus Henderson Investors US LLC.
V.  PORTFOLIO MANAGER UPDATES FOR THE VALUE EQUITY FUND
Effective March 31, 2022, Cory Martin will no longer serve as a portfolio manager for Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”). Upon effectiveness, all references to Mr. Martin are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund (“VEF”), on page 133, the disclosure for Barrow Hanley is deleted in its entirety and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC
David W. Ganucheau, CFA Senior Managing Director	Since October 2012
Mark Giambrone Senior Managing Director	Since September 2019
Lewis Ropp Senior Managing Director	Since September 2019
In the section “Sub-Advisers” for the VEF, on page 199, the disclosure pertaining to Barrow Hanley is deleted in its entirety and replaced with the following:
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: Barrow Hanley, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Assets under management totaled approximately $50.6 billion as of December 31, 2021, in U.S. and non-U.S. equities, as well as fixed income securities. Barrow Hanley’s strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The equity team of portfolio managers and analysts assist in research and making recommendations; however, David W. Ganucheau, CFA, Senior Managing Director, Mark Giambrone, Senior Managing Director, and Lewis Ropp, Senior Managing Director, comprise the team of portfolio managers on Barrow Hanley’s assigned portion of the Value Equity Fund. Messrs. Ganucheau, Giambrone and Ropp each have more than 15 years of service with Barrow Hanley.
iii

VI.   PRINCIPAL INVESTMENT RISK UPDATE TO THE
INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
In the sections “Principal Investment Risks” for the International Equity Fund and Emerging Markets Equity Fund, beginning on pages 150 and 156, respectively, the following disclosure is added in alphabetical order:
•
Variable Interest Entities Risk: Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
iv

GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Statement of Additional Information (“SAI”) dated May 1, 2021
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGE TO DESCRIPTION OF INVESTMENTS AND RISKS
Under the heading “Description of Investments and Risks,” beginning on page 4, the following disclosure is added in alphabetical order:
Variable Interest Entities. Certain Funds may invest in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals or entities affiliated with the China-based business through a structure known as a variable interest entity or “VIE.” Instead of directly owning the equity interests in the Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals or entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors. Although VIEs are a longstanding industry practice, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders, such as a Fund.
All or most of the value of an investment in companies using a VIE structure depends on the enforceability of the contracts between the listed company and the China-based VIE. Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, which could impact whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting and governance requirements as the United States. As with other Chinese companies with securities listed on U.S. exchanges, U.S.-listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a Fund to transact in such securities and may increase costs if the Fund is required to seek other markets in which to transact in such securities.
i

II.  SUB-ADVISER NAME CHANGE
Effective January 3, 2021, Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. All references to Janus Capital Management LLC are deleted in their entirety and replaced with Janus Henderson Investors US LLC.
III.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective December 31, 2021, Ron Arons began serving as a portfolio manager of Goldman Sachs Asset Management, L.P. (“GSAM”), and Michael Swell no longer served as a portfolio manager of GSAM. All references to Mr. Swell are deleted in their entirety.
Effective February 16, 2022, Paul Howanitz, CFA began serving as a portfolio manager of American Century Investment Management, Inc.
Effective March 31, 2022, Cory Martin will no longer serve as a portfolio manager of Barrow, Hanley, Mewhinney & Strauss, LLC. Upon effectiveness, all references to Mr. Martin are deleted in their entirety.

The Other Accounts Managed table, beginning on page 78, is amended as follows to update portfolio manager changes. The information is current as of December 31, 2021, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
American Century Investment Management, Inc.
Ryan Cope, CFA	6	$6,902	1	$661	7	$483	N/A	N/A	N/A	N/A	N/A	N/A
Phillip N. Davidson, CFA	24	$35,437	4	$3,210	7	$1,599	N/A	N/A	N/A	N/A	N/A	N/A
Paul Howanitz, CFA†	3	$12,200	2	$2,300	4	$974	N/A	N/A	N/A	N/A	N/A	N/A
Jeff John, CFA	6	$6,902	1	$661	7	$483	N/A	N/A	N/A	N/A	N/A	N/A
Michael Liss, CFA, CPA	20	$33,659	5	$3,882	9	$1,705	N/A	N/A	N/A	N/A	N/A	N/A
Philip Sundell, CFA	10	$9,289	1	$18	1	$1	N/A	N/A	N/A	N/A	N/A	N/A
Kevin Toney, CFA	20	$33,659	5	$3,882	9	$1,705	N/A	N/A	N/A	N/A	N/A	N/A
Brian Woglom, CFA	24	$33,437	4	$3,210	8	$1,703	N/A	N/A	N/A	N/A	N/A	N/A
Barrow, Hanley, Mewhinney & Strauss, LLC
David W. Ganucheau, CFA	3	$1,239	1	$552	8	$2,301	1	$130	N/A	N/A	N/A	N/A
Mark Giambrone	4	$2,428	1	$260	15	$2,018	N/A	N/A	N/A	N/A	N/A	N/A
Lewis Ropp	2	$1,030	1	$260	13	$1,357	1	N/A	N/A	N/A	1	$382

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Goldman Sachs Asset Management, L.P.
Ron Arons	25	$7,350	33	$10,589	5,807	$303,563	N/A	N/A	9	$955	8	$1,893
Hiren Dasani, CFA	3	$4,606	5	$8,467	10	$2,163	N/A	N/A	1	$34	1	$1,022
Ashish Shah	86	$437,292	330	$275,441	30,582	$610,769	N/A	N/A	42	$13,350	34	$17,262
Paul Seary, CFA	18	$6,081	6	$1,617	3,128	$150,583	N/A	N/A	5	$110	2	$1,166
Basak Yavuz	3	$4,606	4	$6,047	8	$1,806	N/A	N/A	1	$34	1	$1,022
† Information is current as of February 16, 2022.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE